LIQUIDITY-GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Liquidity Going Concern Disclosure [Abstract]
Liquidity Going Concern Disclosure [Text Block]

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of September 30, 2013, the Company had cash and cash equivalents of $720,085 and working capital of $591,393. During the nine months ended September 30, 2013, the Company used net cash in operating activities of approximately $1,870,000.  The Company has not yet generated any significant revenues, and has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Subsequent to September 30, 2013, the Company raised approximately $1,501,000 in cash proceeds from the sale of common stock.  See Note 11.  The Company believes that its current cash on hand will be sufficient to fund its projected  operating requirements through June 2014.

The Company's primary source of operating funds since inception has been cash proceeds from the issuance of common shares and preferred shares to its initial investors, proceeds from the issuance of convertible secured debentures and the sale of common stock and debentures in private placements.  The Company intends to raise additional capital through private debt and equity investors, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

12.  Liquidity-Going Concern

These financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the Company will need additional financing to continue to operate and fully implement its business plan.

Management believes that the current cash and revenue should fund the Company’s expected burn rate through the first quarter of 2013.  The Company will require additional funds to continue operations.  Management is currently attempting to secure additional equity investment funds. There are no assurances that additional financing will  be available on favorable terms or at all. If additional financing is not available, the Company will need to reduce, defer or cancel development programs, planned initiatives and overhead expenditures.  The failure to adequately fund its capital requirement could have a material adverse effect on the Company’s business, financial condition and results of operations.  Moreover, the sale of additional equity securities to raise financing will result in additional dilution to the Company’s stockholders, and additional indebtedness could involve imposition of covenants that restrict the Company’s operations.    The Company has accumulated losses from September 11, 2009 (inception) through December 31, 2012 of $17,607,980.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.